Capital Management and Dividends - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 AUD	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Equity [Abstract]
Percentage of stock buyback program authorized			5.00%	5.00%
Aggregate number of common stock repurchased and cancelled	715,000	715,000	0
Aggregate cost of common stock repurchased and cancelled	$ 9.1	9.8	$ 9.1	$ 22.1
Average price paid per share of common stock repurchased and cancelled	$ 12.73	13.69